CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - JPY (¥) ¥ in Thousands	Common Stock	Retained Earnings	Treasury Stock	Non controlling interest	Translation gain / (loss)	Total
BALANCE at the beginning at Jun. 30, 2020	¥ 229,920	¥ 1,192,805	¥ (155,200)	¥ 21,258	¥ (1,755)	¥ 1,287,028
BALANCE at the beginning (in shares) at Jun. 30, 2020	12,360,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		279,490				279,490
Issuance of shares	¥ 100,000					100,000
Issuance of shares (in shares)	125,000
Loss attributable to the non controlling interests				(27,132)		(27,132)
Translation Gain (loss)					(1,062)	(1,062)
BALANCE at the end at Jun. 30, 2021	¥ 329,920	1,472,295	(155,200)	(5,874)	(2,817)	1,638,324
BALANCE at the end (in shares) at Jun. 30, 2021	12,485,000
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		528,753				528,753
Issuance of shares	¥ 14,225		1,079			15,304
Issuance of shares (in shares)	13,900
Loss attributable to the non controlling interests				(370)		(370)
Translation Gain (loss)					19,056	19,056
BALANCE at the end at Jun. 30, 2022	¥ 344,145	2,001,048	(154,121)	(6,244)	16,239	¥ 2,201,067
BALANCE at the end (in shares) at Jun. 30, 2022	12,498,900					12,498,900
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		537,005				¥ 537,005
Loss attributable to the non controlling interests				(523)		(523)
Translation Gain (loss)					5,384	5,384
BALANCE at the end at Jun. 30, 2023	¥ 344,145	¥ 2,538,053	¥ (154,121)	¥ (6,767)	¥ 21,623	¥ 2,742,933
BALANCE at the end (in shares) at Jun. 30, 2023	12,498,900					12,498,900